Subsequent Events	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
As discussed in Note 1, in November 2016, the FASB issued rules intended to address the diversity in practice in classification and presentation of changes in restricted cash on the statement of cash flows. We adopted these rules on January 1, 2018, on a retrospective basis. The adoption of these rules resulted in the inclusion of restricted cash amounts in our beginning and ending cash balances on the statement of cash flows and disclosure reconciling cash and cash equivalents presented on the balance sheets to cash, cash equivalents and restricted cash on the statements of cash flows.
The following table provides a reconciliation of Cash, cash equivalents and restricted cash as reported in the Consolidated Statements of Cash Flows to the line items within the Consolidated Balance Sheets:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
		(in thousands)
Beginning of Period
Cash and cash equivalents	$32,049	$30,483	$1,023
Restricted cash	52,860	197,793	250,359
Restricted cash in other noncurrent assets	125	128	128
Cash, cash equivalents and restricted cash	$85,034	$228,404	$251,510
Ending of Period
Cash and cash equivalents	$33,905	$32,049	$30,483
Restricted cash	34,833	52,860	197,793
Restricted cash in other noncurrent assets	—	125	128
Cash, cash equivalents and restricted cash	$68,738	$85,034	$228,404